Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents:
Cash	$ 1,234,547	$ 668,796
Cash equivalents:
Bank time deposits (matured within 3 months)	81,906	74,643
Money market funds	91,172	20,000
Total cash equivalents	173,078	94,643
Total cash and cash equivalents	1,407,625	763,439	$ 1,223,682	$ 916,276
Short-term investments:
Bank time deposits	389,440	1,446,414
Total cash, cash equivalents and short-term investments	1,797,065	2,209,853
Interest income	$ 38,000	$ 38,700	$ 43,900